UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust II
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Even Herd Long Short ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2025 Even Herd Long Short ETF Ticker: EHLS (Listed on The NASDAQ Stock Market, LLC)

This annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$261	2.60%

Cumulative Performance

(Initial Investment of $10,000)

Even Herd Long Short ETF - $10,160
S&P 500® Total Return Index - $10,847
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
4/1/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025

Annual Performance

Returns for the Period Ended March 31, 2025	Since Inception (4/1/2024)
Even Herd Long Short ETF - at NAV	1.60%
S&P 500® Total Return Index	8.47%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.evenherd.com/ehls for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund achieved a positive net return of 1.60% during the reporting period. Despite its long/short strategy, it maintained positive net equity exposure between 45-75% the entire period.

What Factors Influenced Performance

Equity markets experienced significant short-term volatility, which posed challenges for a strategy focused on relative momentum and trend-following. However, the Fund outperformed the benchmark at its largest margin by over 800 basis points off the August lows, demonstrating its ability to capture upside while managing short positions, particularly during the post-election rally.

Despite this outperformance, much was reversed within five days in the second half of February 2025, primarily due to an imbalance in long/short positions and a convergence of momentum factors. This event highlighted areas for improved position clustering, which has been refined through proprietary data to hopefully reduce similar impacts in the future. Additionally, a sharp market rotation from Technology and Communication Services to Utilities and Consumer Defensive sectors during that period in February also influenced performance.

Positioning

The Fund is positioned as a premier equity holding, prioritizing upside participation and using short positions to mitigate large drawdowns. It invests exclusively in US-exchange traded equities, always aiming to maintain positive net equity exposure. Guided by a proprietary system, the Fund employs dynamic sector allocation, focusing on top-performing areas of the market. Its strategy, comparable to relative momentum, involves going long leading stocks in the system and short underperformers. Throughout the reporting period, the Fund only utilized single equity securities with no reliance on indices or derivatives. The Fund also limits concentration in individual holdings as well as being mindful of industry exposures, aiming for broad diversification as a core equity investment.

Looking ahead, we believe the Fund is well-positioned, with enhanced clustering methodologies in place, even amid potential uncertainties under a new administration, which we would expect to see some elevated volatility.

Even Herd Long Short ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$48,687
Number of Holdings	311
Total Advisory Fee Paid	$562,651
Annual Portfolio Turnover	423%

What did the Fund invest in?

(as of March 31, 2025)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and liabilities in excess of other assets.

Security Type - Securities Sold Short

(% of total net assets)

Top Ten Holdings	(% of Total Net Assets)
Alamos Gold, Inc. - Class A	1.8
Aris Water Solutions, Inc. - Class A	1.7
Entergy Corp.	1.6
Howmet Aerospace, Inc.	1.6
Banco Macro SA	1.4
Sea Ltd. - Class A	1.4
Third Coast Bancshares, Inc.	1.3
Targa Resources Corp.	1.3
Northeast Bank	1.2
Robinhood Markets, Inc. - Class A	1.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.evenherd.com/ehls.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Even Herd Long Short ETF

	FYE 3/31/2025	FYE 3/31/2024
( a ) Audit Fees	$12,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2025

Tidal Trust II

Even Herd Long Short ETF                                     | EHLS           | The Nasdaq Stock Market, LLC

Even Herd Long Short ETF

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

COMMON STOCKS - 96.0%	Shares	Value
Aerospace & Defense - 3.6%
Elbit Systems Ltd.(a)	753	$288,911
Howmet Aerospace, Inc. (a)	5,820	755,029
Leonardo DRS, Inc.	4,356	143,225
Red Cat Holdings, Inc. (b)	21,273	125,085
Redwire Corp.(a)(b)	15,137	125,486
Rocket Lab USA, Inc.(a)(b)	10,957	195,911
TAT Technologies Ltd.(b)	5,027	138,142
		1,771,789

Agriculture - 2.0%
Philip Morris International, Inc.(a)	3,184	505,396
Turning Point Brands, Inc.(a)	8,144	484,080
		989,476

Auto Manufacturers - 0.3%
XPeng, Inc. - ADR(b)	6,744	139,736

Auto Parts & Equipment - 0.5%
Allison Transmission Holdings, Inc.(a)	2,726	260,796

Banks - 6.7%
Banco Macro SA - ADR(a)	9,224	696,504
Bank of New York Mellon Corp.(a)	3,579	300,171
HSBC Holdings PLC - ADR	2,939	168,787
Mizuho Financial Group, Inc. - ADR(a)	68,342	376,565
Nicolet Bankshares, Inc.(a)	4,402	479,642
Northeast Bank(a)	6,634	607,276
Third Coast Bancshares, Inc.(a)(b)	19,114	637,834
		3,266,779

Biotechnology - 3.4%
ADMA Biologics, Inc.(a)(b)	10,853	215,324
Argenx SE - ADR(b)	168	99,433
Edgewise Therapeutics, Inc.(a)(b)	9,220	202,840
Exelixis, Inc.(a)(b)	3,593	132,654
Gilead Sciences, Inc.(a)	2,102	235,529
Guardant Health, Inc.(a)(b)	5,727	243,970
Insmed, Inc. (a)(b)	2,846	217,122
LENZ Therapeutics, Inc.(b)	3,172	81,552
Summit Therapeutics, Inc.(b)	4,783	92,264
Travere Therapeutics, Inc.(b)	6,509	116,641
		1,637,329

Chemicals - 1.1%
Hawkins, Inc.(a)	2,594	274,756
ICL Group Ltd.(a)	42,808	243,578
		518,334

Commercial Services - 2.2%
Barrett Business Services, Inc.(a)	4,125	169,744
Laureate Education, Inc.(b)	6,380	130,471
Stride, Inc.(a)(b)	2,567	324,726
Toast, Inc. - Class A(b)	4,991	165,551
Universal Technical Institute, Inc.(a)(b)	10,959	281,427
		1,071,919

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

Computers - 2.4%
CyberArk Software Ltd.(a)(b)	821	277,498
ExlService Holdings, Inc.(a)(b)	6,963	328,723
International Business Machines Corp.(a)	1,084	269,548
NextNav, Inc.(a)(b)	19,367	235,696
Rigetti Computing, Inc.(b)	7,901	62,576
		1,174,041

Diversified Financial Services - 4.5%
Ares Management Corp. - Class A(a)	1,689	247,624
Freedom Holding Corp.(a)(b)	1,773	234,337
Futu Holdings Ltd. - ADR	1,156	118,317
Marex Group PLC(a)	3,430	121,148
Mr Cooper Group, Inc.(a)(b)	2,535	303,186
OppFi, Inc.	20,343	189,190
Qifu Technology, Inc. - ADR(a)	8,173	367,049
SLM Corp.(a)	10,349	303,950
StoneX Group, Inc.(a)(b)	4,008	306,131
		2,190,932

Electric - 4.8%
Empresa Distribuidora Y Comercializadora Norte - ADR(a)(b)	14,344	438,066
Entergy Corp.(a)	9,229	788,987
NRG Energy, Inc.(a)	5,094	486,273
Pampa Energia SA - ADR(a)(b)	2,819	217,627
Vistra Corp.(a)	3,350	393,424
		2,324,377

Electronics - 3.1%
Celestica, Inc.(a)(b)	5,691	448,508
Flex Ltd.(a)(b)	12,138	401,525
Garmin Ltd.	773	167,841
Hesai Group - ADR(b)	7,515	111,222
Mirion Technologies, Inc.(a)(b)	17,217	249,647
OSI Systems, Inc.(b)	701	136,232
		1,514,975

Engineering & Construction - 0.3%
Construction Partners, Inc. - Class A(a)(b)	2,185	157,036

Entertainment - 0.6%
Live Nation Entertainment, Inc.(a)(b)	2,274	296,939

Environmental Control - 0.8%
Republic Services, Inc.(a)	1,519	367,841

Food - 3.0%
Chefs’ Warehouse, Inc.(a)(b)	4,137	225,301
Lifeway Foods, Inc.(b)	5,961	145,747
Seneca Foods Corp. - Class A(a)(b)	3,258	290,092
Sprouts Farmers Market, Inc.(a)(b)	2,825	431,208
United Natural Foods, Inc.(a)(b)	7,880	215,833
US Foods Holding Corp.(b)	2,200	144,012
		1,452,193

Gas - 2.0%
National Fuel Gas Co.	2,083	164,953
NiSource, Inc.(a)	12,057	483,365

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

Spire, Inc. (a)	3,862	302,201
		950,519
Healthcare - Products - 0.8%
Boston Scientific Corp.(a)(b)	3,683	371,541

Healthcare - Services - 0.8%
GeneDx Holdings Corp.(a)(b)	2,341	207,330
Quest Diagnostics, Inc.	1,119	189,335
		396,665

Home Builders - 0.3%
Cavco Industries, Inc.(b)	272	141,339

Insurance - 4.5%
Axis Capital Holdings Ltd.(a)	3,943	395,246
Brown & Brown, Inc.(a)	2,822	351,057
CNO Financial Group, Inc.(a)	8,108	337,698
Fidelity National Financial, Inc.	2,360	153,589
International General Insurance Holdings Ltd.(a)	4,770	125,499
Investors Title Co.(a)	997	240,357
Jackson Financial, Inc. - Class A(a)	1,762	147,620
Unum Group(a)	5,531	450,555
		2,201,621

Internet - 10.1%
Alibaba Group Holding Ltd. - ADR(a)	2,712	358,608
DoorDash, Inc. - Class A(a)(b)	2,553	466,612
EverQuote, Inc. - Class A(a)(b)	9,386	245,819
Full Truck Alliance Co. Ltd. - Class A - ADR(a)	23,199	296,251
Hims & Hers Health, Inc.(a)(b)	6,035	178,334
Liquidity Services, Inc.(a)(b)	12,706	394,013
Meta Platforms, Inc. - Class A(a)	802	462,241
Netflix, Inc.(a)(b)	512	477,455
Robinhood Markets, Inc. - Class A(a)(b)	13,143	547,012
Sea Ltd. - Class A - ADR(a)(b)	5,325	694,859
Spotify Technology SA(a)(b)	981	539,579
Trip.com Group Ltd. - ADR(a)	2,268	144,200
Vnet Group, Inc. - ADR(a)(b)	13,048	106,994
		4,911,977

Investment Companies - 0.2%
Cango, Inc. - Class A - ADR(b)	27,638	104,748

Iron & Steel - 1.2%
Carpenter Technology Corp.(a)	2,740	496,433
Mesabi Trust	3,708	100,858
		597,291

Machinery - Diversified - 0.7%
DXP Enterprises, Inc.(b)	1,410	115,987
Mueller Water Products, Inc. - Class A(a)	9,094	231,169
		347,156

Media - 0.8%
Fox Corp. - Class A(a)	7,255	410,633

Metal Fabricate & Hardware - 0.5%

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

Mueller Industries, Inc.(a)	3,369	256,516

Mining - 4.5%
Agnico Eagle Mines Ltd.(a)	4,735	513,322
Alamos Gold, Inc. - Class A(a)	32,612	872,045
IperionX Ltd. - ADR(a)(b)	14,902	268,087
Skeena Resources Ltd.(a)(b)	26,225	264,610
United States Lime & Minerals, Inc.(a)	3,295	291,212
		2,209,276

Miscellaneous Manufacturing - 1.5%
3M Co.(a)	3,494	513,129
Byrna Technologies, Inc.(a)(b)	11,787	198,493
		711,622

Multi-National - 0.7%
Banco Latinoamericano de Comercio Exterior SA(a)	8,977	328,558

Office - Business Equipment - 0.5%
Pitney Bowes, Inc.(a)	26,103	236,232

Oil & Gas - 2.2%
Gulfport Energy Corp.(a)(b)	1,818	334,767
Texas Pacific Land Corp.(a)	370	490,246
YPF SA - ADR(a)(b)	7,004	245,420
		1,070,433

Oil & Gas Services - 2.7%
Archrock, Inc.(a)	12,974	340,438
Aris Water Solutions, Inc. - Class A(a)	25,415	814,296
Enerflex Ltd.	20,911	161,642
		1,316,376

Pharmaceuticals - 0.7%
Mirum Pharmaceuticals, Inc.(b)	5,260	236,963
Rhythm Pharmaceuticals, Inc.(b)	2,312	122,467
		359,430

Pipelines - 2.2%
Excelerate Energy, Inc. - Class A(a)	6,708	192,386
MPLX LP(a)	4,571	244,640
Targa Resources Corp.(a)	3,039	609,228
		1,046,254

Real Estate - 2.0%
Five Point Holdings LLC - Class A(b)	38,780	207,085
IRSA Inversiones y Representaciones SA - ADR(a)	37,155	479,300
KE Holdings, Inc. - ADR	4,066	81,686
Real Brokerage, Inc.(a)(b)	50,972	206,946
		975,017

Retail - 3.2%
BJ’s Wholesale Club Holdings, Inc.(b)	2,608	297,573
Carvana Co.(a)(b)	2,410	503,883
Cheesecake Factory, Inc.	2,541	123,645
Dutch Bros, Inc. - Class A(a)(b)	6,040	372,909
Group 1 Automotive, Inc.	296	113,057
Williams-Sonoma, Inc.	808	127,745

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

		1,538,812

Semiconductors - 0.8%
CEVA, Inc.(a)(b)	9,223	236,201
NVIDIA Corp.(a)	1,419	153,791
		389,992

Software - 8.9%
Alignment Healthcare, Inc.(a)(b)	17,242	321,046
AvePoint, Inc.(a)(b)	8,310	119,997
Climb Global Solutions, Inc.(a)	2,307	255,523
Cloudflare, Inc. - Class A(a)(b)	2,133	240,368
DocuSign, Inc.(a)(b)	2,561	208,465
Doximity, Inc. - Class A(a)(b)	2,443	141,767
Fiserv, Inc.(a)(b)	1,228	271,179
Karooooo Ltd.	2,802	119,197
Kingsoft Cloud Holdings Ltd. - ADR(b)	9,376	134,639
MicroStrategy, Inc. - Class A(a)(b)	829	238,976
Nutex Health, Inc.(a)(b)	4,646	218,501
Palantir Technologies, Inc. - Class A(a)(b)	4,931	416,176
Planet Labs PBC(b)	31,986	108,113
SAP SE - ADR(a)	1,602	430,041
SoundHound AI, Inc. - Class A(b)	7,789	63,247
SS&C Technologies Holdings, Inc.(a)	2,929	244,659
Take-Two Interactive Software, Inc.(a)(b)	1,442	298,855
Twilio, Inc. - Class A(a)(b)	2,738	268,078
Youdao, Inc. - ADR(a)(b)	28,839	220,042
		4,318,869

Telecommunications - 4.9%
Arista Networks, Inc.(a)(b)	2,793	216,402
AST SpaceMobile, Inc. - Class A(a)(b)	7,613	173,120
AT&T, Inc.	6,258	176,976
Corning, Inc.	2,594	118,753
Credo Technology Group Holding Ltd.(a)(b)	4,553	182,848
GDS Holdings Ltd. - ADR(a)(b)	13,441	340,460
IDT Corp. - Class B(a)	7,723	396,267
Satellogic, Inc. - Class A(b)	27,580	98,461
Telefonaktiebolaget LM Ericsson - ADR	15,147	117,541
Telephone and Data Systems, Inc.(a)	6,929	268,429
VEON Ltd. - ADR(a)(b)	6,952	303,177
		2,392,434
TOTAL COMMON STOCKS (Cost $44,288,092)		46,717,803

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%	Shares	Value
REITS - 3.3%
Dynex Capital, Inc.(a)	17,252	224,621
EPR Properties(a)	4,822	253,685
Tanger, Inc.(a)	11,597	391,863
Vornado Realty Trust(a)	6,304	233,185
Welltower, Inc.(a)	3,295	504,827
		1,608,181
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,641,829)		1,608,181

CLOSED-END FUNDS - 0.8%	Shares	Value
FS KKR Capital Corp.	5,782	121,133
Main Street Capital Corp.(a)	4,574	258,706
TOTAL CLOSED-END FUNDS (Cost $393,946)		379,839

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Even Herd Long Short ETF

March 31, 2025

SHORT-TERM INVESTMENTS - 13.2%		Value
Money Market Funds - 13.2%	Shares
First American Government Obligations Fund - Class X, 4.25%(c)	6,439,382	6,439,382
TOTAL SHORT-TERM INVESTMENTS (Cost $6,439,382)		6,439,382

TOTAL INVESTMENTS - 113.3% (Cost $52,763,249)		55,145,205
Liabilities in Excess of Other Assets - (13.3)%		(6,458,548)
TOTAL NET ASSETS - 100.0%		$48,686,657

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of March 31, 2025 is $37,382,153.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	6

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2025

COMMON STOCKS - (51.0)%	Shares	Value
Advertising - (0.9)%
TechTarget, Inc.	(6,105)	$(90,415)
WPP PLC - ADR	(9,062)	(343,994)
		(434,409)

Aerospace & Defense - (0.8)%
Hexcel Corp.	(6,715)	(367,713)

Auto Manufacturers - (0.5)%
Ford Motor Co.	(11,959)	(119,949)
Li Auto, Inc. - ADR	(5,587)	(140,792)
		(260,741)

Banks - (0.5)%
Live Oak Bancshares, Inc.	(4,849)	(129,275)
NU Holdings Ltd. - Class A	(11,093)	(113,592)
		(242,867)

Biotechnology - (0.6)%
Illumina, Inc.	(3,599)	(285,545)

Building Materials - (0.8)%
Modine Manufacturing Co.	(4,810)	(369,167)

Chemicals - (2.3)%
Albemarle Corp.	(3,387)	(243,932)
Ashland, Inc.	(1,486)	(88,105)
HB Fuller Co.	(1,742)	(97,761)
Innospec, Inc.	(1,496)	(141,746)
Methanex Corp.	(3,823)	(134,149)
Minerals Technologies, Inc.	(2,172)	(138,074)
Rogers Corp.	(4,154)	(280,519)
		(1,124,286)

Coal - (0.2)%
Alpha Metallurgical Resources, Inc.	(789)	(98,822)

Commercial Services - (5.4)%
Avis Budget Group, Inc.	(5,192)	(394,073)
Booz Allen Hamilton Holding Corp.	(914)	(95,586)
ICF International, Inc.	(3,538)	(300,624)
MarketAxess Holdings, Inc.	(985)	(213,105)
Morningstar, Inc.	(502)	(150,535)
New Oriental Education & Technology Group, Inc. - ADR	(6,190)	(295,944)
Paysafe Ltd.	(17,185)	(269,632)
Rentokil Initial PLC - ADR	(4,337)	(99,317)
Strategic Education, Inc.	(3,007)	(252,468)
Transcat, Inc.	(2,012)	(149,793)
WEX, Inc.	(784)	(123,104)
WillScot Holdings Corp.	(10,551)	(293,318)
		(2,637,499)

Computers - (3.4)%
Accenture PLC - Class A	(477)	(148,843)
ASGN, Inc.	(4,284)	(269,978)
DXC Technology Co.	(8,354)	(142,436)
HP, Inc.	(10,203)	(282,521)

The accompanying notes are an integral part of these financial statements.	7

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2025

Insight Enterprises, Inc.	(958)	(143,690)
Integral Ad Science Holding Corp.	(26,783)	(215,871)
KBR, Inc.	(6,384)	(317,987)
Qualys, Inc.	(1,104)	(139,027)
		(1,660,353)

Diversified Financial Services - (2.2)%
Coinbase Global, Inc. - Class A	(670)	(115,394)
Franklin Resources, Inc.	(14,899)	(286,806)
T Rowe Price Group, Inc.	(1,306)	(119,982)
Voya Financial, Inc.	(4,969)	(336,700)
Western Union Co.	(18,276)	(193,360)
		(1,052,242)

Electric - (0.8)%
Edison International	(2,516)	(148,243)
Hawaiian Electric Industries, Inc.	(22,334)	(244,557)
		(392,800)

Electrical Components & Equipment - (0.6)%
Novanta, Inc.	(1,448)	(185,156)
Universal Display Corp.	(767)	(106,981)
		(292,137)

Electronics - (0.4)%
Arrow Electronics, Inc.	(929)	(96,458)
Atkore, Inc.	(1,476)	(88,545)
		(185,003)

Energy - Alternate Sources - (0.3)%
First Solar, Inc.	(1,094)	(138,314)

Engineering & Construction - (0.4)%
Arcosa, Inc.	(2,401)	(185,165)

Entertainment - (1.3)%
Churchill Downs, Inc.	(910)	(101,074)
International Game Technology PLC	(11,255)	(183,006)
Madison Square Garden Entertainment Corp.	(7,855)	(257,172)
Vail Resorts, Inc.	(436)	(69,769)
		(611,021)

Food - (0.8)%
Hormel Foods Corp.	(4,099)	(126,823)
John B Sanfilippo & Son, Inc.	(3,378)	(239,365)
		(366,188)

Hand & Machine Tools - (0.2)%
Regal Rexnord Corp.	(813)	(92,560)

Healthcare - Products - (1.1)%
Edwards Lifesciences Corp.	(4,166)	(301,952)
Enovis Corp.	(2,568)	(98,123)
Establishment Labs Holdings, Inc.	(3,658)	(149,265)
		(549,340)

Healthcare - Services - (1.5)%
Elevance Health, Inc.	(305)	(132,663)

The accompanying notes are an integral part of these financial statements.	8

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2025

Oscar Health, Inc. - Class A	(11,131)	(145,928)
Sotera Health Co.	(20,852)	(243,134)
Teladoc Health, Inc.	(27,667)	(220,229)
		(741,954)

Home Builders - (0.4)%
LCI Industries	(2,241)	(195,931)

Home Furnishings - (1.0)%
MillerKnoll, Inc.	(12,673)	(242,561)
Sonos, Inc.	(23,327)	(248,899)
		(491,460)

Household Products & Wares - (0.9)%
Avery Dennison Corp.	(664)	(118,172)
Central Garden & Pet Co. - Class A	(9,128)	(298,759)
		(416,931)

Housewares - (0.6)%
Scotts Miracle-Gro Co.	(4,840)	(265,668)

Insurance - (1.5)%
Everest Group Ltd.	(1,090)	(396,029)
Hagerty, Inc. - Class A	(16,020)	(144,821)
Selective Insurance Group, Inc.	(2,213)	(202,578)
		(743,428)

Internet - (3.6)%
Airbnb, Inc. - Class A	(2,375)	(283,718)
ePlus, Inc.	(3,748)	(228,740)
Etsy, Inc.	(6,231)	(293,979)
Hello Group, Inc. - ADR	(30,407)	(191,868)
IAC, Inc.	(7,644)	(351,165)
Lyft, Inc. - Class A	(12,479)	(148,126)
Snap, Inc. - Class A	(21,199)	(184,643)
Ziff Davis, Inc.	(1,470)	(55,243)
		(1,737,482)

Investment Companies - (0.2)%
MARA Holdings, Inc.	(9,840)	(113,160)

Lodging - (1.1)%
Hyatt Hotels Corp. - Class A	(1,197)	(146,633)
Las Vegas Sands Corp.	(7,282)	(281,304)
MGM Resorts International	(3,771)	(111,772)
		(539,709)

Machinery - Construction & Mining - (0.2)%
Terex Corp.	(2,354)	(88,934)

Machinery - Diversified - (0.8)%
Cactus, Inc. - Class A	(3,237)	(148,352)
Nordson Corp.	(506)	(102,070)
Tennant Co.	(1,815)	(144,746)
		(395,168)

Media - (1.0)%
Comcast Corp. - Class A	(4,038)	(149,002)

The accompanying notes are an integral part of these financial statements.	9

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2025

Sirius XM Holdings, Inc.	(10,353)	(233,408)
Sphere Entertainment Co.	(3,561)	(116,516)
		(498,926)

Mining - (0.2)%
Seabridge Gold, Inc.	(9,156)	(106,851)

Miscellaneous Manufacturing - (0.5)%
A. O. Smith Corp.	(2,300)	(150,328)
Textron, Inc.	(1,307)	(94,431)
		(244,759)

Oil & Gas - (1.6)%
Helmerich & Payne, Inc.	(11,335)	(296,070)
Kimbell Royalty Partners LP	(10,361)	(145,054)
Noble Corp. PLC	(8,011)	(189,861)
Seadrill Ltd.	(2,533)	(63,325)
Weatherford International PLC	(1,971)	(105,547)
		(799,857)

Oil & Gas Services - (0.5)%
Halliburton Co.	(4,395)	(111,501)
Schlumberger NV	(3,565)	(149,017)
		(260,518)

Packaging & Containers - (0.2)%
Sealed Air Corp.	(3,142)	(90,804)

Pharmaceuticals - (0.8)%
Elanco Animal Health, Inc.	(11,412)	(119,826)
Zoetis, Inc.	(1,675)	(275,789)
		(395,615)

Real Estate - (0.2)%
Cushman & Wakefield PLC	(11,466)	(117,183)

Retail - (2.0)%
Freshpet, Inc.	(1,681)	(139,809)
Victoria’s Secret & Co.	(11,106)	(206,349)
Wingstop, Inc.	(1,555)	(350,777)
Winmark Corp.	(919)	(292,123)
		(989,058)

Semiconductors - (0.7)%
Advanced Micro Devices, Inc.	(1,854)	(190,480)
Kulicke & Soffa Industries, Inc.	(2,455)	(80,966)
Veeco Instruments, Inc.	(3,830)	(76,906)
		(348,352)

Software - (4.4)%
ACV Auctions, Inc. - Class A	(10,136)	(142,816)
Adobe, Inc.	(443)	(169,904)
Agilysys, Inc.	(1,958)	(142,033)
Appian Corp. - Class A	(3,135)	(90,319)
Bentley Systems, Inc. - Class B	(4,635)	(182,341)
C3.ai, Inc. - Class A	(6,553)	(137,941)
CCC Intelligent Solutions Holdings, Inc.	(26,593)	(240,135)
Dayforce, Inc.	(3,563)	(207,830)

The accompanying notes are an integral part of these financial statements.	10

Schedule of Securities Sold Short	Even Herd Long Short ETF

March 31, 2025

Docebo, Inc.	(2,671)	(76,685)
Jamf Holding Corp.	(27,301)	(331,707)
nCino, Inc.	(4,994)	(137,185)
Open Text Corp.	(4,566)	(115,337)
Progress Software Corp.	(1,882)	(96,942)
SPS Commerce, Inc.	(573)	(76,054)
		(2,147,229)

Telecommunications - (2.5)%
BCE, Inc.	(12,485)	(286,655)
Harmonic, Inc.	(23,666)	(226,957)
Iridium Communications, Inc.	(10,642)	(290,739)
Telkom Indonesia Persero Tbk PT - ADR	(17,366)	(256,496)
Viasat, Inc.	(12,642)	(131,730)
		(1,192,577)

Transportation - (1.1)%
Canadian National Railway Co.	(1,313)	(127,965)
Landstar System, Inc.	(703)	(105,591)
United Parcel Service, Inc. - Class B	(1,250)	(137,487)
ZTO Express Cayman, Inc. - ADR	(9,218)	(182,885)
		(553,928)
TOTAL COMMON STOCKS (Proceeds $26,436,721)		(24,821,654)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.2)%
Alexandria Real Estate Equities, Inc.	(1,315)	(121,651)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $148,881)		(121,651)

TOTAL SECURITIES SOLD SHORT - (51.2)% (Proceeds $26,585,602)		$(24,943,305)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	11

Statement of Assets and Liabilities	Even Herd Long Short ETF

March 31, 2025

ASSETS:
Investments, at value (Note 2)	$55,145,205
Deposit at broker for securities sold short	17,909,009
Receivable for investments sold	1,158,826
Interest receivable	79,756
Cash	64,866
Dividends receivable	24,487
Dividend tax reclaims receivable	453
Total assets	74,382,602

LIABILITIES:
Securities sold short, at value	24,943,305
Payable for investments purchased	674,609
Payable to adviser (Note 4)	47,962
Dividends payable	24,666
Interest payable	5,403
Total liabilities	25,695,945
NET ASSETS	$48,686,657

NET ASSETS CONSISTS OF:
Paid-in capital	$49,305,322
Total accumulated losses	(618,665)
Total net assets	$48,686,657

Net assets	$48,686,657
Shares issued and outstanding(a)	2,420,000
Net asset value per share	$20.12

COST:
Investments, at cost	$52,763,249

PROCEEDS:	(26,585,602)
Securities sold short proceeds	$26,585,602

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	12

Statement of Operations	Even Herd Long Short ETF

For the Year Ended March 31, 2025(a)

INVESTMENT INCOME:
Dividend income	$491,808
Less: Dividend withholding taxes	(5,642)
Less: Issuance fees	(5,970)
Interest income	855,022
Total investment income	1,335,218

EXPENSES:
Investment advisory fee (Note 4)	562,650
Interest expense	384,269
Dividends expenses	326,813
Total expenses	1,273,732
NET INVESTMENT INCOME	61,486

REALIZED AND UNREALIZED GAIN (LOSS)	83,068
Net realized gain (loss) from:	(3,941,185)
Investments	(2,157,045)
Securities sold short	(1,784,140)
Net realized gain (loss)	(3,941,185)
Net change in unrealized appreciation (depreciation) on:	4,024,253
Investments	2,381,956
Securities sold short	1,642,297
Net change in unrealized appreciation (depreciation)	4,024,253
Net realized and unrealized gain (loss)	83,068
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$144,554

(a) Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	13

Statement of Changes in Net Assets	Even Herd Long Short ETF

Year ended March 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$61,486
Net realized gain (loss)	(3,941,185)
Net change in unrealized appreciation (depreciation)	4,024,253
Net increase (decrease) in net assets from operations	144,554

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(539,211)
Total distributions to shareholders	(539,211)

CAPITAL TRANSACTIONS:
Subscriptions	51,019,630
Redemptions	(1,950,108)
ETF transaction fees (Note 8)	11,792
Net increase (decrease) in net assets from capital transactions	49,081,314

NET INCREASE (DECREASE) IN NET ASSETS	48,686,657

NET ASSETS:
Beginning of the period	—
End of the period	$48,686,657

SHARES TRANSACTIONS
Subscriptions	2,510,000
Redemptions	(90,000)
Total increase (decrease) in shares outstanding	2,420,000

(a)	Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	14

Financial Highlights	Even Herd Long Short ETF

For a share outstanding throughout the year presented

Year ended March 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	0.31
Total from investment operations	0.34

LESS DISTRIBUTIONS FROM:	(0.23)
Net investment income	(0.23)
Total distributions	(0.23)

ETF transaction fees per share	0.01
Net asset value, end of period	$20.12

TOTAL RETURN(d)	1.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,687
Ratio of expenses to average net assets(e)	2.60%
Ratio of dividends and interest expense on securities sold short to average net assets(e)	1.45%
Ratio of operational expenses to average net assets excluding dividends and interest expense on securities sold short(e)	1.15%
Ratio of net investment income (loss) to average net assets(e)	0.13%
Portfolio turnover rate(d)(f)	423%

(a)	Inception date of the Fund was April 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind and securities sold short transactions.

The accompanying notes are an integral part of these financial statements.	15

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

NOTE 1 – ORGANIZATION

The Even Herd Long Short ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Even Herd, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The Fund commenced operations on April 1, 2024. The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), and closed-end funds, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$46,717,803	$—	$—	$46,717,803
Real Estate Investment Trusts - Common	1,608,181	—	—	1,608,181
Closed-End Funds	379,839	—	—	379,839
Money Market Funds	6,439,382	—	—	6,439,382
Total Investments	$55,145,205	$—	$—	$55,145,205

Liabilities:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$(24,821,654)	$—	$—	$(24,821,654)
Real Estate Investment Trusts - Common	(121,651)	—	—	(121,651)
Total Investments	$(24,943,305)	$—	$—	$(24,943,305)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies (“RIC”), the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of March 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the NASDAQ is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind, return of capital and partnerships. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2025, the following reclassification adjustments were made:

Paid-In Capital	Total Distributable Earnings
$224,008	$(224,008)

During the year ended March 31, 2025, the Fund realized $237,272 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings to paid-in capital.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Short Sales. The Fund engages in short sales as part of its principal investment strategy. The Sub-Adviser employs a proprietary algorithm to identify equity securities exhibiting downward momentum and takes short positions in those securities. The Fund’s short exposure will generally range from 10 percent to 60 percent of its assets, and its net equity exposure, defined as the value of its long positions minus its short positions, will generally range from 40 percent to 90 percent net long. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Short Sale Risks. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing, which may negatively impact performance. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Momentum Investing Risk. Securities that have previously exhibited price momentum may be more volatile than a broad cross-section of securities and their returns may be less than the returns of the overall stock market or other styles of investing. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 1.15%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended March 31, 2025 are disclosed in the Statement of Operations.

The Sub -Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.05% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund’s expenses, the Adviser has agreed to pay the Sub -Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions were $222,680,489 and $217,715,382, respectively.

For the year ended March 31, 2025, there were no purchases or sales of long-term U.S. government securities.

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

For the year ended March 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were $45,521,794 and $1,947,270, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2025 were as follows:

Distributions paid from:	March 31, 2025
Ordinary Income	$539,211

As of the fiscal year ended March 31, 2025, the components of accumulated losses on a tax basis were as follows:

Investments, at cost(a)	$26,471,916
Gross tax unrealized appreciation	6,783,017
Gross tax unrealized depreciation	(3,053,033)
Net tax unrealized appreciation (depreciation)	3,729,984
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(4,348,649)
Total accumulated losses	$(618,665)

(a) The differences between book and tax-basis unrealized appreciation were attributable primarily to the treatment of wash sales and PFIC mark-to-market adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended March 31, 2025, the Fund had not elected to defer any post-October and had elected to defer $254,850 of late-year losses.

As of the most recent fiscal year ended March 31, 2025, the Fund had a short-term capital loss carryover of $4,093,799, which does not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of

Notes to the Financial Statements	Even Herd Long Short ETF

March 31, 2025

2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Report of Independent	Even Herd Long Short ETF
Registered Public Accounting Firm

March 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Even Herd Long Short ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Even Herd Long Short ETF (the “Fund”), a series of Tidal Trust II, as of March 31, 2025, the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2025

Other Non-Audited Information	Even Herd Long Short ETF

March 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Even Herd Long Short ETF	64.71%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2025, were as follows:

Even Herd Long Short ETF	36.25%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2025, were as follows:

Even Herd Long Short ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 9, 2025

* Print the name and title of each signing officer under his or her signature.